THE PIEDMONT INVESTMENT TRUST
                               120 Club Oaks Court
                                    Suite 200
                       Winston Salem, North Carolina 27104
                                 (336) 334-2665

                                  July 25, 2006


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE:  The  Piedmont   Investment  Trust  ("Trust")  (File  Nos.   333-121514  and
     811-21689); on behalf of The Piedmont Select Value Fund ("Fund")
     ---------------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund does not differ from those contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, which was filed electronically on July 20, 2006.

If you have any questions concerning the foregoing, please contact the undersigned at (252) 972-9922, extension 215, or Thomas W. Steed, III at (252) 972-9922, extension 216.


Sincerely,
The Piedmont Investment Trust

/s/ Julian G. Winters
Julian G. Winters
Secretary and Assistant Treasurer


CC:      Thomas W. Steed, III, Esq.
         Executive Vice President and General Counsel
         The Nottingham Company
         Post Office Drawer 69
         Rocky Mount, North Carolina 27802

         F. Scott Thomas, Esq.
         Parker, Poe, Adams & Bernstein L.L.P.
         Three Wachovia Center
         401 South Tryon Street, Suite 3000
         Charlotte, North Carolina 28202